Net Income (Loss) per Common Share (Details 1) - shares	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	5,009,848	16,820,281
Unvested restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	132,077	59,199
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	2,094,562	2,375,748